UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tegean Capital Management, LLC

Address:  Two Grand Central Tower
          140 East 45th Street, 37th Floor
          New York, New York 10017

13F File Number: 028-14980

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Donald Henry
Title:   Chief Financial Officer
Phone:   (212) 201-1954


Signature, Place and Date of Signing:

/s/ Donald Henry              New York, New York          November 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $131,470
                                        (thousands)


List of Other Included Managers:

No.              Form 13F File Number              Name

None.


                                                     FORM 13F INFORMATION TABLE
                                                   Tegean Capital Management, LLC
                                                         September 30, 2012



COLUMN 1                    COLUMN 2     COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8

                            TITLE                    VALUE     SHRS OR    SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER              OF CLASS     CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
--------------              ---------    ------      --------- --------   ---- ---   -----------  ---------  -----    -------  -----
SYNOVUS FINL CORP           COM          87161C105    1,689      712,700      CALL   SOLE                      712,700
SPDR S&P 500 ETF TR         TR UNIT      78462F103    6,479       45,000      PUT    SOLE                       45,000
AMERICAN INTL GROUP INC     COM NEW      026874784   13,116      400,000  SH         SOLE                      400,000
CAPITAL ONE FINL CORP       COM          14040H105   13,397      235,000  SH         SOLE                      235,000
CITIGROUP INC               COM NEW      172967424    8,998      275,000  SH         SOLE                      275,000
GOLDMAN SACHS GROUP INC     COM          38141G104   12,505      110,000  SH         SOLE                      110,000
HUNTINGTON BANCSHARES INC   COM          446150104    5,171      750,000  SH         SOLE                      750,000
JP MORGAN CHASE & CO        COM          46625H100    8,096      200,000  SH         SOLE                      200,000
METLIFE INC                 COM          59156R108   12,061      350,000  SH         SOLE                      350,000
MORGAN STANLEY              COM NEW      617446448   14,229      850,000  SH         SOLE                      850,000
ORIENTAL FINL GROUP INC     COM          68618W100    2,173      206,585  SH         SOLE                      206,585
PNC FINL SVCS GROUP INC     COM          693475105   12,620      200,000  SH         SOLE                      200,000
SYNOVUS FINL CORP           COM          87161C105    2,440    1,029,400  SH         SOLE                    1,029,400
WELLS FARGO & CO NEW        COM          949746101   10,359      300,000  SH         SOLE                      300,000
ASSURED GUARANTY LTD        COM          G0585R106    1,362      100,000  SH         SOLE                      100,000
CHIMERA INVT CORP           COM          16934Q109    6,775    2,500,000  SH         SOLE                    2,500,000

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